Property and Equipment, Net	12 Months Ended
Oct. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

The following table presents the components of property and equipment, net (in thousands):

	October 31,
	2016	2015
Computers and software	$61	$61
Furniture and equipment	78	78
	139	139
Accumulated depreciation	(121)	(94)
	$18	$45

Depreciation expense was approximately $27,000 and $61,000 for the year ended October 31, 2016 and 2015, respectively.